Lease Liabilities - Schedule of Consolidated Statement of Earnings (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Leases Liabilities [Abstract]
Operating expenses	$ 12,497	$ 9,414
Depreciation of right of use assets	128,101	123,512
Finance costs	$ 44,825	$ 40,485